RECENT ACCOUNTING PRONOUNCEMENTS	3 Months Ended	12 Months Ended
	Jan. 31, 2022	Oct. 31, 2021
Accounting Changes and Error Corrections [Abstract]
RECENT ACCOUNTING PRONOUNCEMENTS

3. RECENT ACCOUNTING PRONOUNCEMENTS

New Accounting Standards Adopted During the Periods

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”), which is intended to simplify various aspects related to accounting for income taxes. ASU 2019-12 removes certain exceptions to the general principles in Topic 740 and also clarifies and amends existing guidance to improve consistent application. ASU 2019-12 is effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years, with early adoption permitted. Effective November 1, 2021, the Company adopted the new standard. There was no material impact or adjustment to these Interim Financial Statements.

In January 2020, the FASB issued ASU 2020-01, Investments – Equity Securities (Topic 321), Investments – Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815) (“ASU 2020-01”), which is intended to clarify the interactions of the accounting for equity securities under Topic 321 and investments accounted for under the equity method of accounting in Topic 323 and the accounting for certain forward contracts and purchased options accounted for under Topic 815. ASU 2020-01 is effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years, with early adoption permitted. Effective November 1, 2021, the Company adopted the new standard. There was no material impact or adjustment to these Interim Financial Statements.

New Accounting Standards Not Yet Adopted

In August 2020, the FASB issued ASU 2020-06, Debt – Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40) (“ASU 2020-06”). ASU 2020-06 eliminates the beneficial conversion and cash conversion accounting models for convertible instruments and supersedes the respective guidance within ASC 470-20 and ASC 740-10-55-51, which will result in more instruments to be accounted for as a single instrument rather than having their proceeds allocated between liability and equity accounting units. As smaller reporting companies as defined by the United States Securities and Exchange Commission (the “SEC”), ASU 2020-06 is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years, with early adoption permitted. The Company is currently evaluating the effect of adopting these updates on its financial statements.

4.	RECENT ACCOUNTING PRONOUNCEMENTS

New Accounting Standards Adopted During the Year

Fair Value Measurements

In August 2018, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2018-13, “Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement” which adds the disclosure of the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements. Certain alternatives apply. Effective November 1, 2020, the Company adopted the new standard. There was no material impact or adjustment to these Financial Statements.

New Accounting Standards Not Yet Adopted

There are no new accounting standards not yet adopted by the Company that are expected to have a significant impact on its Financial Statements.